Earnings (Loss) per Share - Schedule of Anti-Dilutive shares for computation of diluted net loss per share attributable to common stockholders (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	21,320,000
Gelesis
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	25,170,612	25,064,547
Gelesis | Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	18,736,936	18,446,525
Gelesis | Warrants on convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	708,493	1,021,466
Gelesis | Options and RSUs to acquire common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	5,203,174	5,074,547
Gelesis | Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	522,009	522,009